Notes Receivable - Schedule of Movement of the Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of the Allowance for Expected Credit Loss [Abstract]
Balance at the beginning of the year
Provision for expected credit loss	1,073,897
Balance at the end of the year	$ 1,073,897